DEBT (FY) (Details) - USD ($)	3 Months Ended	5 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Line of Credit Facility [Abstract]
Interest expense		$ 0
Revolving Loan [Member] | Secured Debt [Member]
Line of Credit Facility [Abstract]
Loan commitment	$ 40,000,000	$ 40,000,000
Interest rate	8.00%	8.00%
Maturity date	Jul. 31, 2021	Jul. 31, 2021
Interest expense	$ 0	$ 0